                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                               (the "Companies")

                                  MONEY FUND
                             GOVERNMENT MONEY FUND
                              TREASURY MONEY FUND
                             TAX-EXEMPT MONEY FUND
                        NEW YORK TAX-EXEMPT MONEY FUND

                       Supplement dated August 27, 2001
                    To the Prospectus dated August 1, 2001

   The performance figures provided in the Companies' Money Market Funds Prospectus for the six-month period ended June 30, 2001 are revised as follows:

                               Return as of
Fund Name                      June 30, 2001
---------                      -------------
Money Fund....................     2.35%
Government Money Fund.........     2.27%
Treasury Money Fund...........     2.14%
Tax-Exempt Money Fund.........     1.47%
New York Tax-Exempt Money Fund     1.39%

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                                (the "Company")

                           LONG-TERM TAX-EXEMPT FUND
                       INTERMEDIATE-TERM TAX-EXEMPT FUND
                     SHORT-TERM TAX-EXEMPT SECURITIES FUND
                  NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND
                       CALIFORNIA TAX-EXEMPT INCOME FUND

                       Supplement dated August 27, 2001
                    To the Prospectus dated August 1, 2001

   The performance figures provided in the Company's Tax-Exempt Fixed Income Funds Prospectus for the six-month period ended June 30, 2001 are revised as follows:

                                           Return as of
Fund Name                                  June 30, 2001
---------                                  -------------
Long-Term Tax-Exempt Fund.................     0.68%
Intermediate-Term Tax-Exempt Fund.........     2.72%
Short-Term Tax-Exempt Securities Fund.....     2.97%
New York Intermediate-Term Tax-Exempt Fund     2.92%
California Tax-Exempt Income Fund.........     3.07%

[GRAPHIC]

Excelsior Tax-Exempt Fixed Income Funds

Prospectus

August 1, 2001
(as revised August 27, 2001)

Excelsior Tax-Exempt Funds, Inc.

Long-Term Tax-Exempt Fund
Intermediate-Term Tax-Exempt Fund
Short-Term Tax-Exempt Securities Fund
New York Intermediate-Term Tax-Exempt Fund
California Tax-Exempt Income Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company

Investment Sub-Adviser
U.S. Trust Company, N.A.
(California Tax-Exempt Income Fund)


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO OF EXCELSIOR FUNDS]

Table of Contents

Excelsior Tax-Exempt Funds, Inc. is a mutual fund family that offers shares in separate investment portfolios which have individual investment goals, strate-gies and risks. This prospectus gives you important information about the Long-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Short-Term Tax-Exempt Securi-ties, New York Intermediate-Term Tax-Exempt and California Tax-Exempt Income Funds (each, a Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can eas-ily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

                                                                          Page
Long-Term Tax-Exempt Fund..........................................          4
Intermediate-Term Tax-Exempt Fund..................................          6
Short-Term Tax-Exempt Securities Fund..............................          8
New York Intermediate-Term Tax-Exempt Fund.........................         10
California Tax-Exempt Income Fund..................................         12
More Information About Risk........................................         14
More Information About Fund Investments............................         14
Investment Adviser And Sub-Adviser.................................         14
Portfolio Managers.................................................         15
Purchasing, Selling And Exchanging Fund Shares.....................         16
Dividends And Distributions........................................         18
Taxes..............................................................         18
Financial Highlights...............................................         20
How To Find Out More Information About Excelsior Tax-Exempt Funds,
 Inc. ............................................................. Back Cover

      -------------------------------------------------------------


Introduction--Risk/Return Information Common to All Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal, strategies and risks for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment man-ager's judgments about the markets, the economy, or companies may not antici-pate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your invest-ment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insur-ance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based on the market prices of the se-curities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price move-ments, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

      Long-Term Tax-Exempt Fund
      -----------------------------------------------------------------


 FUND SUMMARY

 Investment Goal High current income exempt from federal income taxes

 Investment Focus Tax-exempt municipal securities

 Share Price Volatility Medium

 Principal Investment Strategy Investing in a diversified portfolio of investment grade tax-exempt municipal obligations

 Investor Profile Investors in higher tax brackets seeking to maximize tax-exempt income, and who are willing to accept risk of share price volatility

Investment Objective
The Long-Term Tax-Exempt Fund seeks to maximize current interest income exempt from federal income taxes.

Investment Strategy of the Long-Term Tax-Exempt Fund
Under normal circumstances, the Long-Term Tax-Exempt Fund invests at least 80% of its assets in tax-exempt securities issued by U.S. states, territories and possessions and their political subdivisions, the interest on which is exempt from federal income taxes ("municipal securities"). In selecting municipal se-curities for the Fund, the Adviser considers each security's yield and total return potential relative to other available municipal securities and manages the Fund through gradual shifts in the Fund's average maturity. The Fund gener-ally will have a dollar-weighted portfolio maturity between 10 and 25 years.

The Fund emphasizes investment in municipal securities rated in the two highest rating categories at the time of purchase. However, the Fund may purchase with-out limitation investment grade municipal securities rated at the time of pur-chase in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund ordinarily will not invest in municipal se-curities that pay interest subject to the alternative minimum tax. The Fund's average weighted portfolio maturity may be as high as 30 years, and there is no restriction on the maturity of any single security held by the Fund.

Principal Risks of Investing in the Long-Term Tax-Exempt Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities. In addition, longer-term investments tend to be more sensitive to interest rate changes.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that long-term municipal securities may underperform other segments of the fixed income market or the fixed income mar-kets as a whole.

      -------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

 [BAR GRAPH]

1991    12.72%
1992    10.01%
1993    15.63%
1994    -5.78%
1995    23.43%
1996     3.67%
1997     9.47%
1998     6.31%
1999    -9.01%
2000    17.18%


 Best Quarter Worst Quarter
    9.35%        (7.14)%
  (3/31/95)     (3/31/94)

The Fund's performance for the six month period ending June 30, 2001 was 0.68%.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the Lehman Brothers Current Municipal Bond Index.

                                                          5    10
                                               1 Year Years Years
-----------------------------------------------------------------
Long-Term Tax-Exempt Fund                      17.18% 5.16% 7.93%

Lehman Brothers Current Municipal Bond Index*  11.69% 5.84% 7.32%

* The Lehman Brothers Current Municipal Bond Index is an unmanaged total return performance benchmark for the long-term, investment-grade tax-exempt bond market, calculated by using municipal bonds selected as representative of the market.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.50%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.26%
Total Other Expenses                            0.66%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.16%
Fee Waivers and Expense Reimbursements        (0.36)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.80%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.80%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser and Sub-Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $82    $255    $444     $990

      Intermediate-Term Tax-Exempt Fund
      -----------------------------------------------------------------


 FUND SUMMARY

 Investment Goal Current income exempt from federal income taxes, consistent with relative stability of principal

 Investment Focus Tax-exempt municipal securities

 Share Price Volatility Medium

 Principal Investment Strategy Investing in a diversified portfolio of investment grade tax-exempt municipal obligations

 Investor Profile Investors in higher tax brackets seeking tax-exempt income, and who are willing to accept moderate share price volatility

Investment Objective
The Intermediate-Term Tax-Exempt Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with relative stabil-ity of principal.

Investment Strategy of the Intermediate-Term Tax-Exempt Fund
Under normal circumstances, the Intermediate-Term Tax-Exempt Fund invests at least 80% of its assets in tax-exempt securities issued by U.S. states, terri-tories and possessions and their political subdivisions, the interest from which is exempt from federal income taxes ("municipal securities"). In select-ing municipal securities for the Fund, the Adviser considers each security's yield and total return potential relative to other available municipal securi-ties and manages the Fund through gradual shifts in the Fund's average maturi-ty. The Fund generally will have a dollar-weighted average maturity of 3 to 10 years.

The Fund emphasizes investment in municipal securities rated in the two highest rating categories at the time of purchase. However, the Fund may purchase with-out limitation investment grade municipal securities rated at the time of pur-chase in one of the four highest rating categories by a major rating agency or, if unrated, determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit en-hancements provided by third parties. The Fund ordinarily will not invest in municipal securities that pay interest subject to the alternative minimum tax. There is no restriction on the maturity of any single security held by the Fund.

Principal Risks of Investing in the Intermediate-Term Tax-Exempt Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that intermediate-term municipal securi-ties may underperform other segments of the fixed income market or the fixed income markets as a whole.

      -------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

  [BAR GRAPH]
1991    10.19%
1992     8.50%
1993    10.78%
1994    -4.18%
1995    15.08%
1996     4.34%
1997     7.31%
1998     6.32%
1999    -1.75%
2000     9.38%


 Best Quarter Worst Quarter
    5.89%        (4.57)%
  (3/31/95)     (3/31/94)

The Fund's performance for the six month period ending June 30, 2001 was 2.72%.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Lehman Brothers 5 Year Municipal G.O. Bond Index.

                                                   1 Year 5 Years 10 Years
--------------------------------------------------------------------------
Intermediate-Term Tax-Exempt Fund                  9.38%   5.05%   6.45%

Lehman Brothers 5 Year Municipal G.O. Bond Index*  7.68%   5.04%   6.21%

* The Lehman Brothers 5 Year Municipal G.O. Bond Index is an unmanaged total return performance benchmark for investment-grade tax-exempt government obli-gation bonds maturing in five years, calculated by using municipal bonds se-lected as representative of the market.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.35%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.22%
Total Other Expenses                            0.62%
------------------------------------------------------
Total Annual Fund Operating Expenses            0.97%
Fee Waivers and Expense Reimbursements        (0.32)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.65%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.65%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser and Sub-Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $66    $208    $362     $810

      Short-Term Tax-Exempt Securities Fund
      -----------------------------------------------------------------


 FUND SUMMARY

 Investment Goal Current income exempt from federal income taxes, consistent with relative stability of principal

 Investment Focus Tax-exempt municipal securities

 Share Price Volatility Low

 Principal Investment Strategy Investing in a diversified portfolio of investment grade tax-exempt municipal obligations

 Investor Profile Investors seeking tax-exempt income with the risk of limited share price volatility

Investment Objective
The Short-Term Tax-Exempt Securities Fund seeks as high a level of current in-terest income exempt from federal income taxes as is consistent with relative stability of principal.

Investment Strategy of the Short-Term Tax-Exempt Securities Fund
Under normal circumstances, the Short-Term Tax-Exempt Securities Fund invests at least 80% of its assets in tax-exempt securities issued by U.S. states, ter-ritories and possessions and their political subdivisions, the interest on which is exempt from federal income taxes ("municipal securities"). In select-ing municipal securities for the Fund, the Adviser emphasizes preservation of principal and considers each security's yield and total return potential rela-tive to other available municipal securities. The Fund generally will have a dollar-weighted average portfolio maturity of 1 to 3 years.

The Fund emphasizes investment in municipal securities rated in the two highest rating categories at the time of purchase. However, the Fund may purchase with-out limitation investment grade municipal securities rated at the time of pur-chase in one of the four highest rating categories by a major rating agency or, if unrated, determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit en-hancements provided by third parties. The Fund ordinarily will not invest in municipal securities that pay interest subject to the alternative minimum tax. There is no restriction on the maturity of any single security held by the Fund.

Principal Risks of Investing in the Short-Term Tax-Exempt Securities Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that short-term municipal securities may underperform other segments of the fixed income market or the fixed income mar-kets as a whole.

      -------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

  [BAR GRAPH]
1993     5.49%
1994    -0.30%
1995     7.41%
1996     3.68%
1997     4.58%
1998     4.58%
1999     1.46%
2000     4.89%


 Best Quarter Worst Quarter
    2.53%        (1.18)%
  (3/31/95)     (3/31/94)

The Fund's performance for the six month period ending June 30, 2001 was 2.97%.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Lehman Brothers 3 Year Municipal Bond Index.

                                               1 Year 5 Years Since Inception
-----------------------------------------------------------------------------
Short-Term Tax-Exempt Securities Fund          4.89%   3.83%      3.95%*

Lehman Brothers 3 Year Municipal Bond Index**  6.23%   4.68%      4.87%*

* Since December 31, 1992
** The Lehman Brothers 3 Year Municipal Bond Index is an unmanaged total return performance benchmark for investment-grade tax-exempt bonds maturing in three years, calculated by using municipal bonds selected as representative of the market.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.30%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.28%
Total Other Expenses                            0.68%
------------------------------------------------------
Total Annual Fund Operating Expenses            0.98%
Fee Waivers and Expense Reimbursements        (0.38)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.60%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.60%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser and Sub-Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $61    $192    $335     $750

      New York Intermediate-Term Tax-Exempt Fund
      -----------------------------------------------------------------


 FUND SUMMARY

 Investment Goal Maximize current income exempt from federal, New York State and New York City income taxes

 Investment Focus New York tax-exempt municipal securities

 Share Price Volatility Medium

 Principal Investment Strategy Investing in a portfolio of investment grade municipal obligations that pay interest that is exempt from federal, New York State and New York City income taxes

 Investor Profile High tax bracket investors seeking tax-exempt current income, and who are willing to accept a moderate degree of share price volatility

Investment Objective
The New York Intermediate-Term Tax-Exempt Fund seeks to provide New York in-vestors with as high a level of current interest income exempt from federal in-come tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with relative stability of principal. This objective may be changed without shareholder approval.

Investment Strategy of the New York Intermediate-Term Tax-Exempt Fund
Under normal circumstances, the New York Intermediate-Term Tax-Exempt Fund in-vests at least 80% of its assets in tax-exempt securities issued by New York State local governments and agencies in New York and other governmental issuers including U.S. territories and possessions that pay interest exempt from feder-al, New York State and New York City income taxes ("New York municipal securi-ties"). In selecting securities for the Fund, the Adviser considers each security's yield and total return potential relative to other available munici-pal securities and manages the Fund through gradual shifts in the Fund's aver-age maturity. The Fund generally will have a dollar-weighted average portfolio maturity of 3 to 10 years.

The Fund emphasizes investment in New York municipal securities rated in the two highest rating categories at the time of purchase. However, the Fund may purchase without limitation investment grade municipal securities rated at the time of purchase in one of the four highest rating categories by a major rating agency or, if unrated, determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund ordinarily will not in-vest in securities that pay interest subject to the alternative minimum tax. There is no restriction on the maturity of any single security held by the Fund.

Principal Risks of Investing in the New York Intermediate-Term Tax-Exempt Fund The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. In particular, the Fund's performance depends upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability, and that of other issuers of New York municipal securities, to meet their financial obligations.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

      -------------------------------------------------------------


The Fund is also subject to the risk that New York municipal securities may underperform other segments of the fixed income market or the fixed income mar-kets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

  [BAR GRAPH]
1991     9.53%
1992     6.55%
1993     9.28%
1994    -4.23%
1995    13.62%
1996     4.31%
1997     6.67%
1998     6.33%
1999    -2.13%
2000     9.68%


 Best Quarter Worst Quarter
    6.12%        (4.16)%
  (3/31/95)     (3/31/94)

The Fund's performance for the six month period ending June 30, 2001 was 2.92%.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Lehman Brothers 5 Year Municipal Bond Index.

                                                   1
                                                Year 5 Years Since Inception
----------------------------------------------------------------------------
New York Intermediate-Term Tax-Exempt Fund     9.68%  4.90%       6.01%*

Lehman Brothers 5 Year Municipal Bond Index**  7.70%  4.95%       6.40%*

 * Since May 31, 1990
** The Lehman Brothers 5 Year Municipal Index is an unmanaged total return per-formance benchmark for investment-grade tax-exempt bonds maturing in five years, calculated by using municipal bonds selected as representative of the market.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.50%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.23%
Total Other Expenses                            0.63%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.13%
Fee Waivers and Expense Reimbursements        (0.33)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.80%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.80%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser and Sub-Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $82    $255    $444     $990

      California Tax-Exempt Income Fund
      -----------------------------------------------------------------



 FUND SUMMARY

 Investment Goal High current income exempt from federal and California income taxes, consistent with preservation of capital and stability of principal

 Investment Focus California tax-exempt municipal securities

 Share Price Volatility Medium

 Principal Investment Strategy Investing in municipal obligations that pay interest that is exempt from federal and California taxes

 Investor Profile Investors seeking tax-exempt current income, and who are willing to accept some degree of share price volatility

Investment Objective
The California Tax-Exempt Income Fund seeks to provide California investors with as high a level of current interest income exempt from federal income tax and, to the extent possible, from California state personal income tax as is consistent with the preservation of capital and relative stability of princi-pal. This objective may be changed without shareholder approval.

Investment Strategy of the California Tax-Exempt Income Fund
Under normal circumstances, the California Tax-Exempt Income Fund invests at least 80% of its assets in tax-exempt securities issued by the State of Cali-fornia and its cities, counties and political subdivisions, the interest from which is exempt from federal and California State income taxes ("California mu-nicipal securities"). In selecting securities for the Fund, the Sub-Adviser considers each security's yield and total return potential relative to other available municipal securities and manages the Fund through gradual shifts in the Fund's average maturity. The Fund generally will have a dollar-weighted av-erage remaining maturity of 3 to 5 years.

The Fund emphasizes investment in California municipal securities rated in the two highest rating categories at the time of investment. However, the Fund may invest without limit in investment grade municipal securities, which are those rated at the time of investment in one of the four highest rating categories by a major rating agency or, if unrated, determined by the Sub-Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund or-dinarily will not invest in securities that pay interest subject to the alter-native minimum tax. There is no restriction on the maturity of any single secu-rity held by the Fund.

Principal Risks of Investing in the California Tax-Exempt Income Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. In particular, the Fund's performance depends upon the ability of the issuers of California municipal securities to meet their continuing obligations for the payment of principal and interest. California and its cities face long-term economic problems that could seriously affect their ability, and that of other issuers of California municipal securities to meet their financial obli-gations. Moody's recently lowered its California General Obligation bond rating from AA2 to AA3; and Standard & Poor's downgraded California General Obligation bonds from AA to A+.

      -------------------------------------------------------------


The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

The Fund is also subject to the risk that California municipal securities may underperform other segments of the fixed income market or the fixed income mar-kets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

  [BAR GRAPH]
1997     5.72%
1998     5.25%
1999     0.08%
2000     6.87%


 Best Quarter Worst Quarter
    2.46%        (0.91)%
  (6/30/97)     (6/30/99)

The Fund's performance for the six month period ending June 30, 2001 was 3.07%.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Merrill Lynch 3-7 Year Municipal In-dex.

                                           1 Year Since Inception
-----------------------------------------------------------------
California Tax-Exempt Income Fund           6.87%      4.50%*

Merrill Lynch 3-7 Year Municipal Index***   8.24%      5.34%**

  * Since October 1, 1996
 ** Since September 30, 1996
*** The Merrill Lynch 3-7 Year Municipal Index is a widely-accepted unmanaged market-weighted index comprised of fixed-rate, coupon-bearing bonds issued within five years of the most recent month-end with greater than $50 mil-lion principle amount having a Moody's investment grade rating and maturi-ties of three to seven years.

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.50%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.32%
Total Other Expenses                            0.72%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.22%
Fee Waivers and Expense Reimbursements        (0.72)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.50%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.50%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser and Sub-Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $51    $160    $280     $628

      -------------------------------------------------------------


More Information About Risk

Fixed Income Risk
(All Funds)--The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. During periods of rising interest rates, the values of outstanding fixed income secu-rities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. As the average maturity or duration of a security lengthens, the risk that the price of such security will become more volatile increases. Duration approximates the price sensitivity of a security to changes in interest rates. In contrast to maturity which measures only time until final payment, duration combines consideration of yield, interest payments, final maturity and call features.

 Call Risk
 (All Funds)--During periods of falling interest rates, certain debt obliga-tions with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluc-tuate, and may require a Fund to invest the resulting proceeds at lower in-terest rates.

 Credit Risk
 (All Funds)--The possibility that an issuer will be unable to make timely payments of either principal or interest.

 Event Risk
 (All Funds)--Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be re-duced because of a Fund's multiple holdings.

Municipal Issuer Risk
(All Funds)--There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on munic-ipal securities. Changes to the financial condition or credit rating of munici-pal issuers may also adversely affect the value of the Fund's municipal securi-ties. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain mu-nicipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Concentration Risk
(New York Intermediate-Term Tax-Exempt Fund and California Tax-Exempt Income
Fund)--These Funds' concentration of investments in issuers located in a single state makes the Funds more susceptible to adverse political or economic devel-opments affecting that state. These Funds also may be riskier than mutual funds that buy securities of issuers in numerous states.

More Information About Fund Investments
In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During adverse economic, market or other condi-tions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund's objective. A Fund may not achieve its objective when so invested. A Fund will do so only if the Adviser or Sub- Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Investment Adviser and Sub-Adviser
United States Trust Company of New York and U.S. Trust Company (together, the Adviser) acting through their respective registered investment advisory divi-sions, U.S. Trust--New York Fund Advisers Division and U.S. Trust--Connecticut Fund Advisers Division, serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Cor-poration ("Schwab"). Charles R. Schwab is the founder, Chairman and Co-Chief Executive Officer and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its prin-

      -------------------------------------------------------------


cipal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation's largest financial services firms and the nation's largest electronic brokerage firm, in each case measured by customer assets. At December 31, 2000, Schwab served 7.5 million active accounts with $872 billion in customer assets.

United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, "U.S. Trust") is one of the oldest in-vestment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust adminis-tration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 2000, U.S. Trust had approximately $95 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, Stamford, CT 06905.

The Adviser makes investment decisions for the Short-Term Tax-Exempt Securi-ties, Intermediate-Term Tax- Exempt, Long-Term Tax-Exempt and New York Interme-diate-Term Tax-Exempt Funds and continuously reviews, supervises and adminis-ters each Fund's investment program.

U.S. Trust Company, N.A. (the "Sub-Adviser"), acting through its registered in-vestment advisory division, U.S. Trust--California Fund Advisers Division, serves as the investment sub-adviser to the California Tax-Exempt Income Fund. The Sub-Adviser is a national bank and a wholly-owned subsidiary of U.S. Trust Corporation, and has its principal offices at 515 South Flower Street, Los An-geles, CA 90071. The Sub-Adviser makes investment decisions for the Fund.

The Adviser oversees the Sub-Adviser to ensure compliance with the California Tax-Exempt Income Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub- Ad-viser out of the investment advisory fee it receives from the Fund (described below).

U.S. Trust advises and manages assets for its private clients and funds, some of which have investment objectives and policies similar to the Funds. U.S. Trust will not have any obligation to make available or use any information re-garding these proprietary investment activities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that are uti-lized by these Funds, wealth managers of U.S. Trust and Schwab and its affili-ates. It is U.S. Trust's intention to distribute this information as simultane-ously as possible to all recipients. However, where the investment manager of a Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the securities subject to research.

The Board of Directors of Excelsior Tax-Exempt Funds, Inc. supervises the Ad-viser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

For the fiscal year ended March 31, 2001, the Adviser and Sub-Adviser received advisory fees, as a percentage of average daily net assets, of:

Short-Term Tax-Exempt Securities Fund       0.23%
Intermediate-Term Tax-Exempt Fund           0.28%
Long-Term Tax-Exempt Fund                   0.44%
New York Intermediate-Term Tax-Exempt Fund  0.48%
California Tax-Exempt Income Fund           0.03%

Portfolio Managers
Kenneth J. McAlley has served as the Short-Term Tax- Exempt Securities, Inter-mediate-Term Tax-Exempt and New York Intermediate-Term Tax-Exempt Funds' port-folio manager since 1995 and the Long-Term Tax-Exempt Fund's portfolio manager since 1986. Mr. McAlley, an Executive Vice President, has been with U.S. Trust since 1980. Mr. McAlley is primarily responsible for the day to day management of the Short-Term Tax-Exempt Securities, Intermediate-Term Tax-Exempt, Long-Term Tax-Exempt and New York Intermediate-Term Tax-Exempt Funds' portfolios. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Gary S. Larsen and Kathleen Meyer have served as the California Tax- Exempt In-come Fund's portfolio managers since 2000 and 2001, respectively. Mr. Larsen, a Senior Vice President and Senior Fixed Income Portfolio Manager, has been with the Sub- Adviser since 1997. Prior to joining U.S. Trust, Mr. Larsen held posi-tions at City National Bank and had served as Manager of Municipal Bond Trading at Security Pacific Bank. Ms. Meyer, a Vice President and Portfolio Manager, has been with the Sub-Adviser since 2000. Prior to joining U.S. Trust, she served as Vice President and Senior Portfolio Specialist with Merrill Lynch & Co. Mr. Larsen and Ms. Meyer are primarily responsible for the day to day man-agement of the California Tax-Exempt Income Fund's

      -------------------------------------------------------------


portfolio. Research, analyses, trade execution and other facilities provided by the Sub-Adviser and other personnel also play a significant role in portfolio management and performance.

Purchasing, Selling and Exchanging Fund Shares
This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

How to Purchase Fund Shares
You may purchase shares directly by:
 . Mail
 . Telephone
 . Wire
 . Automatic Investment Program, or
 .  Automated Clearinghouse (ACH)

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to "Excelsior Tax-Exempt Funds." and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks, money orders, starter checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

 State Street Bank & Trust
 ABA #011000028
 DDA #99055352
 Specify Excelsior Fund Name
 Fund Account Number
 Account Registration

Investors making initial investments by wire must promptly complete the appli-cation and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its proce-dures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your corre-spondence or questions regarding a Fund to your institution.

General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). Presently, the only Busi-ness Days on which the Adviser is closed and the NYSE is open are Veterans' Day and Columbus Day. A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good or-der. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.

How We Calculate NAV
NAV for one Fund share is the value of that share's portion of all of a Fund's assets less the value of that share's portion of all of a Fund's liabilities.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser or Sub-Adviser thinks that they are unreliable, fair value prices may be determined in good faith us-ing methods approved by the Board of Directors. Fixed income investments with remaining maturities of 60 days or less generally are valued at their amortized cost, which approximates their market value.

Minimum Purchases
To purchase shares for the first time, you must invest at least $500 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $50. A Fund may accept investments of smaller amounts at its discretion.

      -------------------------------------------------------------


Automatic Investment Program
If you have a checking, money market or NOW account with a bank, you may pur-chase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled in-vestments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares
You may sell shares directly by:
 . Mail
 . Telephone
 . Systematic Withdrawal Plan, or
 .  Automated Clearinghouse (ACH)

Holders of Fund shares may sell (sometimes called "redeem") shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 483-7297).

You may sell your shares by sending a written request for redemption to:

 Excelsior Tax-Exempt Funds
 c/o Boston Financial Data Services, Inc.
 P.O. Box 8529
 Boston, MA 02266-8529

Please be sure to indicate the number of shares to be sold, identify your ac-count number and sign the request.

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares on any Busi-ness Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 483-7297). The minimum amount for telephone redemptions is $500. Shares will not be redeemed by the Fund unless all required documents have been received by the Fund.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institu-tion may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund re-ceives your request in good order.

Systematic Withdrawal Plan
If you have at least $10,000 in your account, you may use the systematic with-drawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money
Normally, we will send your sale proceeds within five Business Days after we receive your request in good order. Your proceeds can be wired to your bank ac-count (if more than $500) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be re-quired to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or when the Adviser and the custodian are closed. More information about this is in the Funds' Statement of Additional Information.

      -------------------------------------------------------------


How to Exchange Your Shares
You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of certain portfolios of Excelsior Funds Trust. In order to protect other share-holders, we may limit your exchanges to no more than six per year or reject an exchange if we deem that such exchange would not be in the best interests of a Fund or its shareholders. This limitation is not intended to limit a sharehold-er's right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange re-quests must be for an amount of at least $500.

If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of in-structions, the Funds are not liable for any losses or costs incurred by fol-lowing telephone instructions they reasonably believe to be genuine, provided that the Funds follow their telephone transaction procedures. If you or your financial institution transact with a Fund over the telephone, you will gener-ally bear the risk of any loss.

Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept pur-chase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized in termediaries are responsible for transmitting requests and delivering funds on a timely basis.

Shareholder Servicing
The Funds are permitted to pay an administrative servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organiza-tion.

Distribution of Fund Shares
The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Subject to NASD regulation, compensation may include promotional and other merchandise, sales and training programs and other special events sponsored by dealers. Compensation may also include pay-ment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

Dividends and Distributions
Each Fund distributes its income by declaring a dividend daily and paying accu-mulated dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust or corre-spondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for div-idends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes
The Funds anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Howev-er, some dividends will be taxable, such as dividends that

      -------------------------------------------------------------


are attributable to gains on bonds that are acquired at a "market discount," and distributions of short and long-term capital gains.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund will generally not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends may constitute an item of tax preference for purposes of determining federal alternative mini-mum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or rail-road retirement payments received by you are subject to federal income taxes.

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your ac-count statements for the periods during which you held shares. Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. If you receive an exempt-interest dividend with respect to any shares and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal se-curities or interest on securities of the particular state or localities within the state.

If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the California Tax-Exempt Income Fund consists of obli-gations, which if held by an individual would pay interest that is exempt from California personal income tax, then dividends paid by the Fund to its individ-ual shareholders will be exempt from California personal income tax.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situa-tion.

More information about taxes is in the Funds' Statement of Additional
Information.

      -----------------------------------------------------------------

Financial Highlights
The tables that follow present performance information about shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a sin-gle Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, are incorporated by reference into the Funds' Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 483-7297).

LONG-TERM TAX-EXEMPT FUND

                                            Year Ended March 31,
                                   -------------------------------------------
                                      2001     2000     1999     1998     1997
                                   -------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Year............................. $  8.99  $  9.87  $ 10.03  $  9.43  $  9.53
                                   -------  -------  -------  -------  -------
Income From Investment Operations
 Net Investment Income............    0.40     0.42     0.42     0.44     0.46
 Net Gains (Losses) on Investments
  (both realized and unrealized)..    0.63    (0.82)    0.12     0.71     0.03
                                   -------  -------  -------  -------  -------
 Total From Investment
  Operations......................    1.03    (0.40)    0.54     1.15     0.49
                                   -------  -------  -------  -------  -------
Less Distributions
 Dividends From Net Investment
  Income..........................   (0.40)   (0.42)   (0.42)   (0.43)   (0.46)
 Distributions From Net Realized
  Gain on Investments.............    0.00    (0.06)   (0.28)   (0.12)   (0.13)
                                   -------  -------  -------  -------  -------
 Total Distributions..............   (0.40)   (0.48)   (0.70)   (0.55)   (0.59)
                                   -------  -------  -------  -------  -------
Net Asset Value, End of Year...... $  9.62  $  8.99  $  9.87  $ 10.03  $  9.43
                                   =======  =======  =======  =======  =======
Total Return......................  11.69%  (4.01)%    5.42%   12.18%    5.47%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)....................... $135.52  $121.99  $182.45  $149.54  $107.93
 Ratio of Net Operating Expenses
  to Average Net Assets...........   0.77%    0.75%    0.76%    0.74%    0.74%
 Ratio of Gross Operating Expenses
  to Average Net Assets/1/ .......   0.83%    0.83%    0.86%    0.81%    0.81%
 Ratio of Net Investment Income to
  Average Net Assets..............   4.33%    4.54%    4.17%    4.40%    4.80%
 Portfolio Turnover Rate..........   60.0%    78.0%    88.0%    83.0%   125.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

INTERMEDIATE-TERM TAX-EXEMPT FUND

                                          Year Ended March 31,
                                 -------------------------------------------
                                    2001     2000     1999     1998     1997
                                 -------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Year........................... $  9.06  $  9.49  $  9.48  $  9.11  $  9.12
                                 -------  -------  -------  -------  -------
Income From Investment
 Operations
 Net Investment Income..........    0.38     0.37     0.38     0.42     0.40
 Net Gains (Losses) on
  Investments (both realized and
  unrealized)...................    0.51    (0.43)    0.14     0.37     0.00
                                 -------  -------  -------  -------  -------
 Total From Investment
  Operations....................    0.89    (0.06)    0.52     0.79     0.40
                                 -------  -------  -------  -------  -------
Less Distributions
 Dividends From Net Investment
  Income........................   (0.38)   (0.37)   (0.35)   (0.41)   (0.41)
 Dividends in Excess of Net
  Investment Income.............    0.00     0.00    (0.03)    0.00     0.00/1/
 Distributions From Net Realized
  Gain on Investments...........    0.00     0.00    (0.13)   (0.01)    0.00
                                 -------  -------  -------  -------  -------
 Total Distributions............   (0.38)   (0.37)   (0.51)   (0.42)   (0.41)
                                 -------  -------  -------  -------  -------
Net Asset Value, End of Year.... $  9.57  $  9.06  $  9.49  $  9.48  $  9.11
                                 =======  =======  =======  =======  =======
Total Return....................  10.07%  (0.58)%    5.53%    8.81%    4.58%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)..................... $341.17  $292.67  $323.99  $271.02  $244.05
 Ratio of Net Operating Expenses
  to Average Net Assets.........   0.57%    0.57%    0.58%    0.58%    0.58%
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/1/ ....................   0.64%    0.64%    0.64%    0.64%    0.64%
 Ratio of Net Investment Income
  to Average Net Assets.........   4.17%    4.06%    3.95%    4.47%    4.56%
 Portfolio Turnover Rate........   84.0%    91.0%    48.0%    30.0%    28.0%

------
Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.


SHORT-TERM TAX-EXEMPT SECURITIES FUND

                                               Year Ended March 31,
                                        --------------------------------------
                                          2001    2000    1999    1998    1997
                                        ------  ------  ------  ------  ------
Net Asset Value, Beginning of Period... $ 7.02  $ 7.17  $ 7.11  $ 7.03  $ 7.05
                                        ------  ------  ------  ------  ------
Income From Investment Operations
 Net Investment Income.................   0.28    0.25    0.26    0.27    0.26
 Net Gains (Losses) on Investments
  (both realized and unrealized).......   0.13   (0.15)   0.06    0.08   (0.01)
                                        ------  ------  ------  ------  ------
 Total From Investment Operations......   0.41    0.10    0.32    0.35    0.25
                                        ------  ------  ------  ------  ------
Less Distributions
 Dividends From Net Investment Income..  (0.28)  (0.25)  (0.26)  (0.27)  (0.27)
 Dividends in Excess of Net Investment
  Income...............................   0.00    0.00    0.00    0.00    0.00
 Distributions From Net Realized Gain
  on Investments.......................   0.00    0.00    0.00    0.00    0.00
                                        ------  ------  ------  ------  ------
 Total Distributions...................  (0.28)  (0.25)  (0.26)  (0.27)  (0.27)
                                        ------  ------  ------  ------  ------
Net Asset Value, End of Period......... $ 7.15  $ 7.02  $ 7.17  $ 7.11  $ 7.03
                                        ======  ======  ======  ======  ======
Total Return...........................  5.94%   1.39%   4.51%   5.01%   3.55%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)............................ $83.34  $54.23  $45.16  $42.35  $41.08
 Ratio of Net Operating Expenses to
  Average Net Assets...................  0.58%   0.56%   0.58%   0.59%   0.58%
 Ratio of Gross Operating Expenses to
  Average Net Assets/1/ ...............  0.65%   0.63%   0.65%   0.65%   0.65%
 Ratio of Net Investment Income to
  Average Net Assets...................  3.97%   3.54%   3.58%   3.76%   3.73%
 Portfolio Turnover Rate...............  42.0%  130.0%   47.0%   58.0%   87.0%

------
Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND

                                          Year Ended March 31,
                               ------------------------------------------------
                                  2001     2000     1999     1998     1997
                               -------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Period....................... $  8.34  $  8.80  $  8.79  $  8.45  $  8.44
                               -------  -------  -------  -------  -------
Income From Investment
 Operations
 Net Investment Income........    0.33     0.32     0.33     0.35     0.36
 Net Gains (Losses) on
  Investments (both realized
  and unrealized).............    0.49    (0.37)    0.12     0.34     0.01
                               -------  -------  -------  -------  -------
 Total From Investment
  Operations..................    0.82    (0.05)    0.45     0.69     0.37
                               -------  -------  -------  -------  -------
Less Distributions
 Dividends From Net Investment
  Income......................   (0.33)   (0.32)   (0.33)   (0.35)   (0.36)
 Distributions in Excess of
  Net Investment Income.......    0.00     0.00     0.00     0.00     0.00
 Distributions From Net
  Realized Gain on
  Investments.................    0.00    (0.09)   (0.11)    0.00     0.00
                               -------  -------  -------  -------  -------
 Total Distributions..........   (0.33)   (0.41)   (0.44)   (0.35)   (0.36)
                               -------  -------  -------  -------  -------
Net Asset Value, End of
 Period....................... $  8.83  $  8.34  $  8.80  $  8.79  $  8.45
                               =======  =======  =======  =======  =======
Total Return..................  10.02%  (0.51)%    5.16%    8.35%    4.46%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)................... $144.42  $126.38  $154.83  $131.29  $102.25
 Ratio of Net Operating
  Expenses to Average
  Net Assets..................   0.73%    0.73%    0.73%    0.71%    0.72%
 Ratio of Gross Operating
  Expenses to Average
  Net Assets/1/ ..............   0.75%    0.75%    0.75%    0.74%    0.75%
 Ratio of Net Investment
  Income to Average
  Net Assets..................   3.90%    3.82%    3.75%    4.08%    4.25%
 Portfolio Turnover Rate......   39.0%    64.0%    65.0%    47.0%    89.0%

------
Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

CALIFORNIA TAX-EXEMPT INCOME FUND

                                  Year ended March 31,
                               ------------------------------       Period ended
                                 2001    2000    1999    1998  March 31, 1997/1/
                               ------  ------  ------  ------  -----------------
Net Asset Value, Beginning of
 Period......................  $ 7.07  $ 7.25  $ 7.18  $ 6.95      $   7.00
                               ------  ------  ------  ------      --------
Income From Investment
 Operations
 Net Investment Income.......    0.26    0.26    0.27    0.28          0.12
 Net Gains (Losses) on
  Investments (both realized
  and unrealized)............    0.23   (0.18)   0.07    0.23         (0.05)
                               ------  ------  ------  ------      --------
 Total From Investment
  Operations.................    0.49    0.08    0.34    0.51          0.07
                               ------  ------  ------  ------      --------
Less Distributions
 Dividends From Net
  Investment Income..........   (0.26)  (0.26)  (0.27)  (0.28)        (0.12)
                               ------  ------  ------  ------      --------
 Total Distribution..........   (0.26)  (0.26)  (0.27)  (0.28)        (0.12)
                               ------  ------  ------  ------      --------
Net Asset Value, End of
 Period......................  $ 7.30  $ 7.07  $ 7.25  $ 7.18      $   6.95
                               ======  ======  ======  ======      ========
Total Return.................   7.09%   1.13%   4.74%   7.42%      2.12%/2/
Ratios/Supplemental Data
 Net Assets, End of Period
  (in millions)..............  $54.61  $65.03  $64.91  $32.57        $13.23
 Ratio of Net Operating
  Expenses to Average Net
  Assets.....................   0.50%   0.50%   0.50%   0.50%         0.66%/3/
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/4/ .................   0.97%   0.95%   1.08%   1.24%         1.53%/3/
 Ratio of Net Income to
  Average Net Assets.........   3.69%   3.67%   3.65%   3.90%         3.69%/3/
 Portfolio Turnover Rate.....    6.0%   16.0%    5.0%   14.0%          7.0%/3/

------
Notes: 1. Commenced operations on October 1, 1996. 2. Not annualized. 3. Annualized. 4. Expense ratio before waiver of fees and reimbursement of ex-penses (if any) by investment adviser and administrators.

Excelsior Tax-Exempt Funds, Inc.

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
Stamford, Connecticut 06905

Sub-Adviser
U.S. Trust Company, N.A.
515 South Flower Street
Los Angeles, California 90071

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the fol-lowing:

Statements of Additional Information (SAIs)
The SAIs dated August 1, 2001 include detailed information about Excelsior Tax-Exempt Funds, Inc. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

Annual and Semi-Annual Reports
These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and discusses the market condi-tions and investment strategies that significantly affected the Funds' perfor-mance during their last fiscal year.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:
By Telephone: Call (800) 446-1012 (from overseas, call (617) 483-7297)

By Mail: Excelsior Funds, P.O. Box 8529, Boston, MA 02266-8529 (or, if by over-night or certified mail, 66 Brooks Drive, Braintree, MA 02184)

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual re-ports, as well as other information about Excelsior Tax-Exempt Funds, Inc., from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-
8090). You may request documents by mail from the SEC, upon payment of a dupli-cating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Excelsior Tax-Exempt Funds, Inc.'s Investment Company Act registration number is 811-4101.

[GRAPHIC]

Excelsior Money Market Funds

Prospectus

August 1, 2001
(as revised August 27, 2001)

Excelsior Funds, Inc.

Excelsior Tax-Exempt Funds, Inc.

Money Fund
Government Money Fund
Treasury Money Fund
Tax-Exempt Money Fund
New York Tax-Exempt Money Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[LOGO OF EXCELSIOR FUNDS]

      -----------------------------------------------------------------


Table Of Contents

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are mutual fund fam-ilies that offer shares in separate investment portfolios which have individual investment goals, strategies and risks. This prospectus gives you important in-formation about the Money, Government Money and Treasury Money Funds of Excel-sior Funds, Inc. and the Tax-Exempt Money and New York Tax-Exempt Money Funds of Excelsior Tax-Exempt Funds, Inc. (each, a Fund) that you should know before investing. The Money Fund and Government Money Fund offer two classes of shares: Shares, which are offered in this prospectus, and Institutional Shares, which are offered in separate prospectuses. Institutional Shares of the Govern-ment Money Fund are not currently offered. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can eas-ily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

                                                                            Page
Money Fund...........................................................          4
Government Money Fund................................................          6
Treasury Money Fund..................................................          8
Tax-Exempt Money Fund................................................         10
New York Tax-Exempt Money Fund.......................................         12
More Information About Risk..........................................         14
More Information About Fund Investments..............................         14
Investment Adviser...................................................         14
Purchasing, Selling and Exchanging Fund Shares.......................         15
Dividends and Distributions..........................................         18
Taxes................................................................         18
Financial Highlights.................................................         20
How to Obtain More Information About Excelsior Funds, Inc. .......... Back Cover

      -------------------------------------------------------------

Introduction--Risk/Return Information Common to All Funds
Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal, strategies and risks for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment man-ager's judgments about the markets, the economy, or companies may not antici-pate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your invest-ment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insur-ance Corporation (FDIC) or any government agency.

The Funds try to maintain a constant price per share of $1.00, but there is no guarantee that a Fund will achieve this goal.

      Money Fund
      -----------------------------------------------------------------

FUND SUMMARY

Investment Goal Current income consistent with preserving capital and maintaining liquidity

Investment Focus Money market instruments

Share Price Volatility Very low

Principal Investment Strategy Investing in a portfolio of high quality short-term debt securities designed to allow the Fund to maintain a stable net asset value per share

Investor Profile Conservative investors seeking current income from their investment


Investment Objective
The Money Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Investment Strategy of the Money Fund
The Money Fund invests substantially all of its assets in high quality U.S. dollar-denominated money market instruments, such as bank certificates of de-posit, bankers' acceptances, commercial paper, corporate debt, mortgage-backed securities, obligations issued or guaranteed by the U.S. government, and its agencies and instrumentalities and fully collateralized repurchase agreements. In managing the Fund, the Adviser assesses current and projected market condi-tions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments as to maturities, issuers and providers of credit support.

Principal Risks of Investing in the Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changing interest rates.

      -------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's shares from year to year.


                                    [GRAPH]

                                 1991    6.01%
                                 1992    3.96%
                                 1993    2.83%
                                 1994    3.91%
                                 1995    5.60%
                                 1996    5.02%
                                 1997    5.21%
                                 1998    5.16%
                                 1999    4.83%
                                 2000    6.03%


                          Best Quarter Worst Quarter
                             1.69%         0.68%
                           (3/31/91)     (12/31/93)

The Fund's performance for the six month period ending June 30, 2001 was 2.35%.

This table shows the average annual total returns of the Fund's shares for the periods ended December 31, 2000.

                                    1
                                 Year                       5 Years                       10 Years
--------------------------------------------------------------------------------------------------
Money Fund (Shares)             6.03%                        5.25%                         4.85%

Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                 0.25%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.22%
Total Other Expenses                            0.62%
------------------------------------------------------
Total Annual Fund Operating Expenses            0.87%
Fee Waivers and Expense Reimbursements        (0.37)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.50%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.50%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $51    $160    $280     $628

      Government Money Fund

FUND SUMMARY

Investment Goal Current income consistent with preserving capital and maintaining liquidity

Investment Focus Money market instruments issued or guaranteed by the U.S. government, its agencies and instrumentalities

Share Price Volatility Very low

Principal Investment Strategy Investing in a portfolio of high quality short-term debt securities issued by the U.S. government, its agencies and instrumentalities designed to allow the Fund to maintain a stable net asset value per share

Investor Profile Conservative investors seeking current income from their investment

Investment Objective
The Government Money Fund seeks as high a level of current income as is consis-tent with liquidity and stability of principal.

Investment Strategy of the Government Money Fund
The Government Money Fund invests substantially all of its assets in high qual-ity U.S. dollar-denominated money market instruments, including mortgage-backed securities, issued or guaranteed by the U.S. government, its agencies and in-strumentalities and fully collateralized repurchase agreements. In managing the Fund, the Adviser assesses current and projected market conditions, particu-larly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments among securities with various maturities.

Principal Risks of Investing in the Government Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's U.S. government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changing interest rates.

      -------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's shares from year to year.


                                    [GRAPH]

                                 1991    5.80%
                                 1992    3.95%
                                 1993    2.77%
                                 1994    3.83%
                                 1995    5.54%
                                 1996    4.99%
                                 1997    5.09%
                                 1998    5.15%
                                 1999    4.82%
                                 2000    6.04%


                           Best Quarter Worst Quarter
                               2.58%         0.67%
                            (12/31/95)     (6/30/93)

The Fund's performance for the six month period ending June 30, 2001 was 2.27%.

This table shows the average annual total returns of the Fund's shares for the periods ended December 31, 2000.

                                           1                       5                      10
                                          Year                   Years                   Years
----------------------------------------------------------------------------------------------
Government Money Fund (Shares)           6.04%                   5.21%                   4.76%

Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                 0.25%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.21%
Total Other Expenses                            0.61%
------------------------------------------------------
Total Annual Fund Operating Expenses            0.86%
Fee Waivers and Expense Reimbursements        (0.36)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.50%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.50%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $51    $160    $280     $628

      Treasury Money Fund
      -----------------------------------------------------------------

FUND SUMMARY

Investment Goal Current income consistent with preserving capital and maintaining liquidity

Investment Focus U.S. Treasury securities

Share Price Volatility Very low

Principal Investment Strategy Investing in a portfolio of short-term obligations of the U.S. Treasury designed to allow the Fund to maintain a stable net asset value per share

Investor Profile Conservative investors seeking current income from their investment that is generally exempt from state and local taxes

Investment Objective
The Treasury Money Fund seeks current income with liquidity and stability of principal.

Investment Strategy of the Treasury Money Fund
The Treasury Money Fund invests substantially all of its assets in U.S. Trea-sury obligations. The Fund also may invest, to a lesser extent, in high quality obligations issued or guaranteed by U.S. government agencies and instrumentali-ties. Generally, interest payments on obligations held by the Fund will be ex-empt from state and local taxes. In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to re-spond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments among securities with various maturities.

Principal Risks of Investing in the Treasury Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

Generally, the Fund's fixed income securities will decrease in value if inter-est rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's U.S. government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

      -------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                                    [GRAPH]

                                 1992    3.68%
                                 1993    2.66%
                                 1994    3.61%
                                 1995    5.27%
                                 1996    4.81%
                                 1997    4.89%
                                 1998    4.82%
                                 1999    4.41%
                                 2000    5.52%


                          Best Quarter Worst Quarter
                             1.46%         0.63%
                           (12/31/00)    (6/30/93)

The Fund's performance for the six month period ending June 30, 2001 was 2.14%.

This table shows the Fund's average annual total returns for the periods ended December 31, 2000.

                                 1
                              Year                    5 Years                   Since Inception
-----------------------------------------------------------------------------------------------
Treasury Money Fund           5.52%                    4.89%                         4.49%*

* Since February 13, 1991

Call 1-800-446-1012 for the Fund's most current 7-day yield.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                 0.30%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.20%
Total Other Expenses                            0.60%
------------------------------------------------------
Total Annual Fund Operating Expenses            0.90%
Fee Waivers and Expense Reimbursements        (0.35)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.55%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.55%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $56    $176    $307     $689

    Tax-Exempt Money Fund
    -----------------------------------------------------------------

FUND SUMMARY

Investment Goal Current income exempt from federal taxes consistent with preserving capital

Investment Focus Municipal money market instruments

Share Price Volatility Very low

Principal Investment Strategy Investing in a portfolio of high quality short-term debt securities which pay interest exempt from federal taxes designed to allow the Fund to maintain a stable net asset value per share

Investor Profile Conservative taxable investors in higher tax brackets seeking current income exempt from federal income taxes

Investment Objective
The Tax-Exempt Money Fund seeks a moderate level of current interest income ex-empt from federal income taxes consistent with stability of principal.

Investment Strategy of the Tax-Exempt Money Fund
Under normal circumstances, the Tax-Exempt Money Fund invests at least 80% all of its assets in high quality money market instruments issued by state and lo-cal governments and agencies, and other U.S. territories and possessions, that pay interest exempt from federal taxes ("municipal money market instruments"). Banks and other creditworthy entities may provide letters of credit and other credit enhancements as to municipal money market instruments. Such institutions may also provide liquidity facilities that shorten the effective maturity of some of the Fund's holdings. The Fund ordinarily will not invest in obligations that pay interest treated as a preference item for purposes of the alternative minimum tax. The Fund invests only in instruments with remaining maturities of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

In managing the Fund, the Adviser assesses current and projected market condi-tions, particularly interest rates. Based on this assessment and an extensive credit analysis, the Adviser uses gradual shifts in portfolio maturity to re-spond to expected changes in interest rates and selects securities that it be-lieves offer the most attractive risk/return trade off.

Principal Risks of Investing in the Tax-Exempt Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

      -------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


                                    [GRAPH]

                                 1991    4.34%
                                 1992    2.70%
                                 1993    1.98%
                                 1994    2.46%
                                 1995    3.53%
                                 1996    3.11%
                                 1997    3.25%
                                 1998    3.09%
                                 1999    2.78%
                                 2000    3.67%

                          Best Quarter Worst Quarter
                             1.18%         0.47%
                           (3/31/91)     (3/31/94)

The Fund's performance for the six month period ending June 30, 2001 was 1.47%.

This table shows the Fund's average annual total returns for the periods ended December 31, 2000.

                          1     5    10
                        Year Years Years
----------------------------------------
Tax-Exempt Money Fund  3.67% 3.18% 3.09%

Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                 0.25%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.20%
Total Other Expenses                            0.60%
------------------------------------------------------
Total Annual Fund Operating Expenses            0.85%
Fee Waivers and Expense Reimbursements        (0.35)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.50%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.50%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

             1 Year             3 Years                     5 Years                     10 Years
------------------------------------------------------------------------------------------------
              $51                $160                        $280                         $628

      New York Tax-Exempt Money Fund
      -----------------------------------------------------------------

FUND SUMMARY

Investment Goal Current income exempt from federal, New York State and New York City taxes consistent with preserving capital and maintaining liquidity

Investment Focus New York tax-exempt money market instruments

Share Price Volatility Very low

Principal Investment Strategy Investing in a portfolio of high quality short-term debt securities which pay interest exempt from federal, New York State and New York City taxes designed to allow the Fund to maintain a stable net asset value per share

Investor Profile Conservative investors in higher tax brackets seeking current income that is exempt from federal, New York State and New York City income taxes

Investment Objective
The New York Tax-Exempt Money Fund seeks a moderate level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal. This objective may be changed without shareholder approval.

Investment Strategy of the New York Tax-Exempt Money Fund
Under normal circumstances, the New York Tax-Exempt Money Fund invests at least 80% of its assets in high quality money market instruments issued by the State of New York, local governments and agencies in New York and other governmental issuers including U.S. territories and possessions that pay interest exempt from federal, New York State and New York City income taxes ("New York money market instruments"). Banks and other creditworthy entities may provide letters of credit and other credit enhancements for New York money market instruments. Such institutions may also provide liquidity facilities that shorten the effec-tive maturity of some of the Fund's holdings. The Fund invests only in instru-ments with remaining maturities of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

In managing the Fund, the Adviser assesses current and projected market condi-tions, particularly interest rates. Based on this assessment and an extensive credit analysis, the Adviser uses gradual shifts in portfolio maturity to re-spond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.
Principal Risks of Investing in the New York Tax-Exempt Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single ad-

      -------------------------------------------------------------

verse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. In particular, the Fund's performance depends upon the ability of the issuers of New York money market instruments to meet their continuing obliga-tions. New York State and New York City face long-term economic problems that could seriously affect their ability, and that of other issuers of New York money market instruments, to meet their financial obligations.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


                                    [GRAPH]

                                 1999    2.66%
                                 2000    3.53%


                           Best Quarter Worst Quarter
                              0.94%         0.59%
                           (12/31/00)     (3/31/99)

The Fund's performance for the six month period ending June 30, 2001 was 1.39%.

This table shows the Fund's average annual total returns for the periods ended December 31, 2000.

                                    1
                                 Year Since Inception
-----------------------------------------------------
New York Tax-Exempt Money Fund  3.53%      3.03%*

* Since August 3, 1998.

Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                 0.50%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.21%
Total Other Expenses                            0.61%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.11%
Fee Waivers and Expense Reimbursements        (0.51)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.60%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.60%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $61    $192    $335     $750

      -------------------------------------------------------------

More Information About Risk

Fixed Income Risk
(All Funds)--The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. During periods of rising interest rates, the values of outstanding fixed income secu-rities will generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

 Call Risk
 (All Funds)--During periods of falling interest rates, certain debt obliga-tions with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluc-tuate, and may require a Fund to invest the resulting proceeds at lower in-terest rates.

 Credit Risk
 (All Funds)--The possibility that an issuer will be unable to make timely payments of either principal or interest.

 Event Risk
 (All Funds)--Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be re-duced because of the Fund's multiple holdings.

Municipal Issuer Risk
(Tax-Exempt Money Fund, New York Tax-Exempt Money Fund)--There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Funds' municipal securities. Constitutional or legisla-tive limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Concentration Risk
(New York Tax-Exempt Money Fund)--In addition, the Fund's concentration of in-vestments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numer-ous states.

Mortgage-Backed Securities
(Money Fund, Government Money Fund)--Mortgage-backed securities are fixed in-come securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possi-bility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the secu-rity will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

More Information About Fund Investments
In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Investment Adviser
United States Trust Company of New York and U.S. Trust Company (together, the "Adviser"), acting through their respective registered investment advisory di-visions, U.S. Trust--New York Fund Advisers Division and U.S. Trust--Connecti-cut Fund Advisers Division, serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Con-necticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Cor-poration ("Schwab"). Charles R. Schwab is the founder, Chairman and Co-Chief Executive Officer and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its prin-

      -------------------------------------------------------------

cipal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation's largest financial services firms and the nation's largest electronic brokerage firm, in each case measured by customer assets. At December 31, 2000, Schwab served 7.5 million active accounts with $872 billion in customer assets.

United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, "U.S. Trust") is one of the oldest in-vestment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust adminis-tration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 2000, U.S. Trust had approximately $95 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

U.S. Trust advises and manages assets for its private clients and funds, some of which have investment objectives and policies similar to the Funds. U.S. Trust will not have any obligation to make available or use any information re-garding these proprietary investment activities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that are uti-lized by these Funds, wealth managers of U.S. Trust and Schwab and its affili-ates. It is U.S. Trust's intention to distribute this information as simultane-ously as possible to all recipients. However, where the investment manager of a Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the security subject to research.

The Boards of Directors of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. supervise the Adviser and establish policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 2001, the Adviser received advisory fees, as a percentage of average daily net assets, of:

Money Fund                      0.01%
Government Money Fund           0.22%
Treasury Money Fund             0.25%
Tax-Exempt Money Fund           0.18%
New York Tax-Exempt Money Fund  0.29%

Purchasing, Selling and Exchanging Fund Shares
This section tells you how to buy, sell (sometimes called "redeem") and ex-change shares of the Funds.

How to Purchase Fund Shares
You may purchase shares directly by:
 . Mail
 .Telephone
 .Wire
 .Automatic Investment Program, or

 .Automated Clearinghouse (ACH)

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. Unless you arrange to pay by wire or through the automatic invest-ment program, write your check, payable in U.S. dollars, to "Excelsior Funds," and include the name of the appropriate Fund(s) on the check. A Fund cannot ac-cept third-party checks, credit cards, credit card checks, money orders, starter checks or cash. To purchase shares by wire, please call us for instruc-tions. Federal funds and registration instructions should be wired through the Federal Reserve System to:
State Street Bank & Trust
ABA #011000028
DDA #99055352
Specify Excelsior Fund Name
Fund Account Number
Account Registration

Investors making initial investments by wire must promptly complete the appli-cation and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place

      -------------------------------------------------------------

trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). Presently, the only Busi-ness Days on which the Adviser is closed and the NYSE is open are Veterans' Day and Columbus Day. A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good or-der. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV twice each Business Day at 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) and at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). For you to be eligible to receive divi-dends declared on the day you submit your purchase request, a Fund must receive your request in good order before 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) and federal funds (readily available funds) before the regularly-scheduled close of normal trading on the NYSE.

How We Calculate NAV
NAV of each class of the Funds is the value of the assets attributable to the class less liabilities attributable to the class divided by the number of out-standing shares of the class.

In calculating NAV for the Funds, a Fund generally values its investment port-folio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Directors.

Minimum Purchases
To purchase shares for the first time, you must invest at least $500 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $50. A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program
If you have a checking, money market, or NOW account with a bank, you may pur-chase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled in-vestments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares
You may sell shares directly by:
 . Mail
 . Telephone
 . Systematic Withdrawal Plan
 . By Writing a Check Directly From Your Account, or
 . Automated Clearinghouse (ACH)

Holders of Fund shares may sell (sometimes called "redeem") shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 483-7297).

You may sell your shares by sending a written request for redemption to:

  Excelsior Funds
  c/o Boston Financial Data Services, Inc.
  P.O. Box 8529
  Boston, MA 02266-8529

Please be sure to indicate the number of shares to be sold, identify your ac-count number and sign the request.

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares on any Busi-ness Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 483-7297). The minimum

      -------------------------------------------------------------

amount for telephone redemptions is $500. Shares will not be redeemed by the Fund unless all required documents have been received by the Fund.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institu-tion may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares by writing a check for at least $500 drawn on your account. Checks are available free of charge, and may be obtained by calling (800) 446-1012 (from overseas, call
(617) 483-7297). You cannot use a check to close your account.

The sale price of each share will be the next NAV determined after the Fund re-ceives your request in good order.

Systematic Withdrawal Plan
If you have at least $10,000 in your account, you may use the systematic with-drawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money
Normally, we will send your sale proceeds within five Business Days after we receive your redemption request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. You can request to have redemption proceeds wired to your bank account on the same day you call us to sell your shares, as long as we hear from you by 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) on that day. Otherwise, redemption proceeds will be wired the next Business Day. Shares redeemed and wired on the same day will not receive the dividend declared on that day. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be re-quired to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trad-ing, the SEC declares an emergency or when the Adviser and the custodian are closed. More information about this is in the Funds' Statement of Additional Information.

How to Exchange Your Shares
You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of certain portfolios of Excelsior Funds Trust. In order to protect other share-holders, we may limit your exchanges to no more than six per year or reject an exchange if we deem that the exchange would not be in the best interests of a Fund or its shareholders. This limitation is not intended to limit a sharehold-er's right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange re-quests must be for an amount of at least $500.

If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

      -------------------------------------------------------------

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of in-structions, the Funds are not liable for any losses or costs incurred by fol-lowing telephone instructions they reasonably believe to be genuine, provided that the Funds follow their telephone transaction procedures. If you or your financial institution transact with a Fund over the telephone, you will gener-ally bear the risk of any loss.

Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept pur-chase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for trans-mitting requests and delivering funds on a timely basis.

Shareholder Servicing
The Funds are permitted to pay an administrative servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organiza-tion.

Distribution of Fund Shares
The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Subject to NASD regulation, compensation may include promotional and other merchandise, sales and training programs and other special events sponsored by dealers. Compensation may also include pay-ment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

Dividends and Distributions
Each Fund distributes its income by declaring a dividend daily and paying accu-mulated dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust or corre-spondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for div-idends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes
Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss), if any. It is anticipated that all, or substantially all, of the distributions by the Money Fund, Government Money Fund and Treasury Money Fund will be taxable as ordinary income. You will be subject to income tax on these Fund distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will generally not be currently taxable.

The distributions by the Tax-Exempt Money Fund and the New York Tax-Exempt Money Fund will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Funds' invest-ments, that a portion of these Funds' distributions could be taxable to share-holders as ordinary income or capital gains, but it is not expected that this will be the case.

Interest on indebtedness incurred by you to purchase or carry shares of the Tax- Exempt Money Fund or the New York Tax-Exempt Money Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Tax-Exempt Money Fund or the New York Tax-Exempt Money Fund may constitute an item of tax preference for purposes of determining fed-

      -------------------------------------------------------------

eral alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund's dis-tributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situa-tion.

More information about taxes is in the Funds' Statement of Additional Informa-tion.

      -----------------------------------------------------------------

Financial Highlights
The tables that follow present performance information about shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a sin-gle Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, are incorporated by reference into the Funds' Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 483-7297).

Money Fund

                                        Year Ended March 31,
                          -----------------------------------------------------
                               2001       2000       1999       1998       1997
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Year......  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          ---------  ---------  ---------  ---------  ---------
Income From Investment
 Operations
 Net Investment Income..    0.05804    0.05005    0.04901    0.05139    0.04888
 Net Gains (Loss) on
  Investments (both
  realized and
  unrealized)...........    0.00000    0.00000    0.00000    0.00000    0.00000
                          ---------  ---------  ---------  ---------  ---------
 Total From Investment
  Operations............    0.05804    0.05005    0.04901    0.05139    0.04888
                          ---------  ---------  ---------  ---------  ---------
Less Distributions
 Dividends From Net
  Investment Income.....   (0.05804)  (0.05005)  (0.04901)  (0.05139)  (0.04888)
 Dividends in Excess of
  Net Investment
  Income................    0.00000    0.00000    0.00000    0.00000    0.00000
                          ---------  ---------  ---------  ---------  ---------
 Total Distributions....   (0.05804)  (0.05005)  (0.04901)  (0.05139)  (0.04888)
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of
 Year...................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          =========  =========  =========  =========  =========
Total Return............      5.96%      5.08%      5.01%      5.26%      5.00%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $1,891.04  $1,467.18  $  973.67  $  658.87  $  498.07
 Ratio of Net Operating
  Expenses to Average
  Net Assets............      0.47%      0.47%      0.48%      0.48%      0.47%
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/1/
  ......................      0.71%      0.58%      0.52%      0.52%      0.53%
 Ratio of Net Investment
  Income to Average Net
  Assets................      5.84%      5.05%      4.85%      5.14%      4.89%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

Government Money Fund

                                        Year Ended March 31,
                          -----------------------------------------------------
                               2001       2000       1999       1998       1997
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Year......  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          ---------  ---------  ---------  ---------  ---------
Income From Investment
 Operations
 Net Investment Income..    0.05752    0.05004    0.04838    0.05082    0.04862
                          ---------  ---------  ---------  ---------  ---------
 Total From Investment
  Operations............    0.05752    0.05004    0.04838    0.05082    0.04862
                          ---------  ---------  ---------  ---------  ---------
Less Distributions
 Dividends From Net
  Investment Income.....   (0.05752)  (0.05004)  (0.04838)  (0.05082)  (0.04862)
 Dividends in Excess of
  Net Investment
  Income................    0.00000    0.00000    0.00000    0.00000    0.00000
                          ---------  ---------  ---------  ---------  ---------
 Total Distributions....   (0.05752)  (0.05004)  (0.04838)  (0.05082)  (0.04862)
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of
 Year...................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          =========  =========  =========  =========  =========
Total Return............      5.91%      5.08%      4.95%      5.20%      4.97%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $1,427.56  $  772.69  $  641.83  $  600.12  $  533.83
 Ratio of Net Operating
  Expenses to Average
  Net Assets............      0.46%      0.47%      0.47%      0.47%      0.47%
 Ratio of Gross
  Operating Expenses to
  Average Net
  Assets/1.........../..      0.48%      0.50%      0.50%      0.50%      0.51%
 Ratio of Net Investment
  Income to Average Net
  Assets................      5.76%      5.01%      4.85%      5.09%      4.86%

------
Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

Treasury Money Fund

                                        Year Ended March 31,
                          -----------------------------------------------------
                               2001       2000       1999       1998       1997
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Year......  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          ---------  ---------  ---------  ---------  ---------
Income From Investment
 Operations
 Net Investment Income..    0.05339    0.04560    0.04543    0.04853    0.04676
 Net Gains on
  Investments (both
  realized and
  unrealized)...........    0.00000    0.00000    0.00002    0.00000    0.00000
                          ---------  ---------  ---------  ---------  ---------
 Total From Investment
  Operations............    0.05339    0.04560    0.04545    0.04853    0.04676
                          ---------  ---------  ---------  ---------  ---------
Less Distributions
 Dividends From Net
  Investment Income.....   (0.05339)  (0.04560)  (0.04545)  (0.04853)  (0.04676)
 Dividends in Excess of
  Net Investment
  Income................    0.00000    0.00000    0.00000    0.00000    0.00000
                          ---------  ---------  ---------  ---------  ---------
 Total Distributions....   (0.05339)  (0.04560)  (0.04545)  (0.04853)  (0.04676)
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of
 Year...................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          =========  =========  =========  =========  =========
Total Return............      5.47%      4.62%      4.64%      4.96%      4.78%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $  615.93  $  525.39  $  499.22  $  469.64  $  349.09
 Ratio of Net Operating
  Expenses to Average
  Net Assets............      0.50%      0.51%      0.52%      0.52%      0.52%
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/1/
  ......................      0.55%      0.53%      0.55%      0.54%      0.54%
 Ratio of Net Investment
  Income to Average Net
  Assets................      5.35%      4.58%      4.55%      4.86%      4.68%

------
Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

Tax-Exempt Money Fund

                                        Year Ended March 31,
                          -----------------------------------------------------
                               2001       2000       1999       1998       1997
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Year......  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          ---------  ---------  ---------  ---------  ---------
Income From Investment
 Operations
 Net Investment Income..    0.03580    0.02946    0.02911    0.03216    0.03050
 Net Gains (Loss) on
  Investments (both
  realized and
  unrealized)...........    0.00000   (0.00001)   0.00000    0.00000    0.00000
                          ---------  ---------  ---------  ---------  ---------
 Total From Investment
  Operations............    0.03580    0.02945    0.02911    0.03216    0.03050
                          ---------  ---------  ---------  ---------  ---------
Less Distributions
 Dividends From Net
  Investment Income.....   (0.03580)  (0.02945)  (0.02910)  (0.03216)  (0.03050)
 Dividends in Excess of
  Net Investment
  Income................    0.00000    0.00000   (0.00001)   0.00000    0.00000
                          ---------  ---------  ---------  ---------  ---------
 Total Distributions....   (0.03580)  (0.02945)  (0.02911)  (0.03216)  (0.03050)
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of
 Year...................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          =========  =========  =========  =========  =========
Total Return............      3.64%      2.96%      2.95%      3.26%      3.09%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $2,617.33  $2,051.11  $1,503.07  $1,396.53  $1,069.69
 Ratio of Net Operating
  Expenses to Average
  Net Assets............      0.45%      0.46%      0.46%      0.47%      0.47%
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/1/
  ......................      0.53%      0.52%      0.52%      0.53%      0.52%
 Ratio of Net Investment
  Income to Average Net
  Assets................      3.59%      2.97%      2.91%      3.21%      3.05%

------
Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
New York Tax-Exempt Money Fund

                          Year Ended March 31, 2001 Year Ended March 31, 2000 Period Ended March 31, 1999/1/
                          ------------------------- ------------------------- ------------------------------
Net Asset Value,
 Beginning of Period....          $    1.00                 $    1.00                   $    1.00
                                  ---------                 ---------                   ---------
Income From Investment
 Operations
 Net Investment Income..            0.03431                   0.02809                     0.01711
                                  ---------                 ---------                   ---------
 Total From Investment
  Operations............            0.03431                   0.02809                     0.01711
                                  ---------                 ---------                   ---------
Less Distributions
 Dividends From Net
  Investment Income.....           (0.03431)                 (0.02809)                   (0.01711)
                                  ---------                 ---------                   ---------
 Total Distributions....           (0.03431)                 (0.02809)                   (0.01711)
                                  ---------                 ---------                   ---------
Net Asset Value, End of
 Period.................          $    1.00                 $    1.00                   $    1.00
                                  =========                 =========                   =========
Total Return............              3.49%                     2.82%                       1.72%/2/
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..          $  682.45                 $  421.39                   $  305.72
 Ratio of Net Operating
  Expenses to Average
  Net Assets............              0.51%                     0.54%                       0.47%/3/
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/4/
  ......................              0.72%                     0.71%                       0.79%/3/
 Ratio of Net Investment
  Income to Average Net
  Assets................              3.43%                     2.84%                       2.24%/3/

------
Notes:
1. Commenced operations on August 3, 1998. 2. Not Annualized. 3. Annualized. 4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

Excelsior Funds, Inc.
Excelsior Tax-Exempt Funds, Inc.

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
Stamford, Connecticut 06905

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the fol-lowing:

Statement of Additional Information (SAI)
The SAI dated August 1, 2001 include detailed information about Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports
These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and discusses the market condi-tions and investment strategies that significantly affected the Funds' perfor-mance during their last fiscal year.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:
By Telephone: Call (800) 446-1012 (from overseas, call (617) 483-7297)

By Mail: Excelsior Funds, P.O. Box 8529, Boston, MA 02266-8529 (or, if by over-night or certified mail, 66 Brooks Drive, Braintree, MA 02184)

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual re-ports, as well as other information about Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc., from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Pub-lic Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Ex-change Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Investment Company Act registration numbers of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are 811-4088 and 811-4101, respectively.